STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)												1 Months Ended									3 Months Ended		5 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
		Apr. 30, 2023 shares	Dec. 20, 2022 USD ($) shares	Dec. 01, 2022 USD ($)	Dec. 01, 2022 shares	Dec. 01, 2022 bbl	Dec. 01, 2022 Integer	Oct. 25, 2022 shares	Jul. 25, 2022 USD ($) shares	Sep. 14, 2021 USD ($) shares	Jul. 21, 2021 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Aug. 15, 2022 $ / shares	Aug. 15, 2022 USD ($) $ / shares	Aug. 15, 2022 $ / shares shares	Aug. 15, 2022 bbl $ / shares	Aug. 15, 2022 Integer $ / shares	Aug. 15, 2022 $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2023 shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares		Mar. 31, 2022 USD ($) shares	Sep. 28, 2022 shares	Sep. 19, 2022 shares	Aug. 10, 2017 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized									42,253,521			500,000,000		200,000,000							500,000,000		500,000,000	500,000,000		500,000,000	500,000,000		500,000,000	505,000,000	505,000,000
Preferred stock, shares authorized												5,000,000		200,000,000							5,000,000		5,000,000	5,000,000		5,000,000	5,000,000		5,000,000
Stock issued during period shares new issues																											205.8726308
Warrants offering											10,293,632	12,575,632									12,575,632	0				12,575,632
Warrants term											5 years	5 years									5 years					5 years
Class of warrant or right, exercise price of warrants or rights | $ / shares											$ 1.00	$ 1.00									$ 1.00					$ 1.00
Sale of stock number of shares issued in transaction		45.64																					205.8726308
Number of shares issued for services													100,000	1,666,667
Value for shares issued for services | $													$ 100,000														$ 1,766,667
Description of restricted shares of common stock															None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of November 30, 2022, and on November 15, 2022, 25,000 of these service-based shares were cancelled as the employee terminated their employment prior to any issuance or vesting of those shares. None of the shares have vested.					None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of November 30, 2022, and on November 15, 2022, 25,000 of these service-based shares were cancelled as the employee terminated their employment prior to any issuance or vesting of those shares. None of the shares have vested
RSUs, Granted																					6,150,000						17,425,000
Stock based compensation | $																					$ 4,829,951	$ 445,605					$ 6,012,156		$ 2,027,255
Stock based compensation recognized | $																					75,000						225,000
Unrecognized stock based compensation recognized | $																					$ 18,181,337						$ 14,236,391
Conversion of stock, description																					The lower of (i) $1.00 and (ii) an amount equal to 80% of the 30-day VWAP of the common stock as reported on the Principal Market						The lower of (i) $1.00 and (ii) an amount equal to 80% of the 30-day VWAP of the common stock as reported on the Principal Market
Warrant outstanding												25.00%									25.00%		25.00%	25.00%		25.00%	25.00%
Amortization of discount | $																					$ 1,145,441						$ 1,341,362
Number of common stock issued value | $																					8,774,619						$ 5,964,000
Increase in authorized number of shares																														505,000,000
Stock issued during period, value | $
Warrants granted																					2,282,000						10,293,632
Warrants term																					5 years						5 years
Third Party [Member]
Class of Stock [Line Items]
Warrant issued, shares										700,000
Warrants exercised, shares										1,400,000
Warrants exercised, value | $										$ 14,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																														500,000,000
Number of shares issued for services																					167,133						1,766,667	[1]
Value for shares issued for services | $																					$ 17						$ 177	[1]
Number of common stock issued value | $	[1]																										840
Stock issued during period, value | $
Warrant [Member]
Class of Stock [Line Items]
Warrants offering																																5,314
Class of warrant or right, exercise price of warrants or rights | $ / shares																																$ 19.00
Sale of stock number of shares issued in transaction																									1
Three Non-Employee Directors [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues												167,133
Two Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants offering																																42,510
Warrants and Rights Outstanding | $																																$ 525,000
Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants offering																																5,314
Class of warrant or right, exercise price of warrants or rights | $ / shares																																$ 14.25
Advisor Agreements [Member]
Class of Stock [Line Items]
Stock based compensation | $																					3,720,054						2,942,673
Advisor Agreements [Member] | Minimum [Member]
Class of Stock [Line Items]
Number of barrels of oil produced per day						1,000	1,000											1,000	1,000
Advisor Agreements [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of barrels of oil produced per day						5,000	5,000											5,000	5,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues																	17,450,000
Restricted Stock Award																	17,450,000
Number of restricted shares of common stock issued, value | $																$ 12,604,500
Restricted Stock grants cancelled					17,425,000
Stock issued during period, value | $																12,604,500
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Share-Based Payment Arrangement [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues																	11,950,000
Number of shares issued for services																	11,950,000
Value for shares issued for services | $																8,699,500
Stock issued during period, value | $																8,699,500
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Performance Shares [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues																	5,500,000
Number of shares issued for services																	5,500,000
Value for shares issued for services | $																3,905,000
Stock issued during period, value | $																$ 3,905,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Performance Based R S U [Member]
Class of Stock [Line Items]
Restricted Stock Award					5,500,000
Restricted Stock Award value | $				$ 5,005,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Service Based RSU [Member]
Class of Stock [Line Items]
Restricted Stock Award					11,925,000
Restricted Stock Award value | $				$ 10,851,750
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares															$ 0.71	$ 0.71	$ 0.71	$ 0.71	$ 0.71	$ 0.71
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares															$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25
Consulting Agreement [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues			1,666,667
Number of shares issued for services			1,666,667
Value for shares issued for services | $			$ 1,666,666.67
Stock issued during period, value | $			$ 1,666,666.67
Consulting Agreement [Member] | Atikin Investments LLC [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares											$ 0.01
Warrants granted											1,400,000
Warrants term											5 years
Ecoark Holdings Inc [Member]
Class of Stock [Line Items]
Percentage of outstanding shares of capital stock									100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues									1,200
Series A Preferred Stock [Member] | Ecoark Holdings Inc [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues									1,200
Liquidation preference value | $									$ 30,000,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues								1,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Amortization of discount | $																					$ 1,145,441						1,341,362
Stock issued during period, value | $																											$ 6,488,178
Series C Preferred Stock [Member] | Securities Purchase Agreement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Warrants offering												251.5126308									251.5126308					251.5126308
Warrants term												5 years									5 years					5 years
Percentage of common stock issuable												200.00%									200.00%					200.00%
Class of warrant or right, exercise price of warrants or rights | $ / shares												$ 25,000									$ 25,000					$ 25,000
Purchase price of warrants | $																										$ 6,287,816
Sale of stock number of shares issued in transaction																										11.6
Deposits | $												$ 290,000									$ 290,000					$ 290,000
Series C Preferred Stock [Member] | Securities Purchase Agreement [Member] | 133 Accredited Investors [Member]
Class of Stock [Line Items]
Warrants offering																							205.8726308	205.8726308			205.8726308
Warrants term																							5 years	5 years			5 years
Percentage of common stock issuable																							200.00%	200.00%			200.00%
Class of warrant or right, exercise price of warrants or rights | $ / shares																							$ 25,000	$ 25,000			$ 25,000
Purchase price of warrants | $																								$ 5,146,816

[1]	On July 25, 2022, White River Holdings Corp acquired the Company in a share exchange. White River Holding’s parent, Ecoark was issued 1,200 Series A preferred stock of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements along with amounts due to Ecoark. that were exchanged for the Series A preferred stock. The reclassification to additional paid in capital were $28,953,510 and $25,058,733 as of July 25, 2022 and March 31, 2022, respectively, and are deemed to have been permanently contributed by Ecoark.